CONVERTIBLE DEBENTURES OFFERING - Disclosure of detailed information about debentures identified component (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
Debt instruments held [abstract]
Debentures (host instrument)	$ 1,795
Embedded conversion feature	297
Repayments of convertible debentures	$ 2,092